Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net (Loss) profit per common share - basic and fully diluted (in Dollars per share)	$ (0.1981)	$ (0.2678)	$ (0.3538)	$ (0.5300)	$ (0.9499)	$ (1.1444)
Weighted average number of basic and fully diluted common shares outstanding (in Shares)	32,620,160	18,577,937	29,511,254	17,090,133	21,187,556	12,678,904